Prospectus Supplement                             42319 4/98
dated April 6, 1998 to:
_________________________________________________________________

PUTNAM STRATEGIC INCOME FUND (the "fund")
Prospectus dated July 30, 1997 as revised February 28, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
Year                  (at least 5 years)
                      -------      -------------------------

D. William Kohli      1996         Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1994.  Prior
                                   to September, 1994, Mr. Kohli
                                   was Executive Vice President
                                   and Co-Director of Global Bond
                                   Management and, prior to
                                   October, 1993, Senior
                                   Portfolio Manager at Franklin
                                   Advisors/Templeton Investment
                                   Counsel.

Jennifer E. Leichter               1996 Employed as an investment
Managing Director                  professional by Putnam
Management since 1987.

Michael Martino       1996         Employed as an investment
Managing Director                       professional by Putnam
                                   Management since 1994.  Prior
                                   to January, 1994, Mr. Martino
                                   was employed by Back Bay
                                   Advisors as Executive Vice
                                   President and Chief Investment
                                   Officer.

Gail S. Attridge      1997         Employed as an investment
Senior Vice President                   professional by Putnam
                                   Management since 1993.  Prior
                                   to November, 1993, Ms.
                                   Attridge was an Analyst at
                                   Keystone Custody
                                   International.